Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2023
Restatement Determination Date:: 2024-02-24
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Therefore, in accordance with SAB 108, the Company revised the applicable prior period financial statements included within its quarterly report on Form 10-Q for the third quarter ended September 30, 2023, as summarized below. The net impact of the error resulted in an overstatement of previously reported total net sales and net earnings of approximately $5 million and $4 million, respectively, for the year ended December 31, 2021, and an overstatement of previously reported total net sales and net earnings of approximately $8 million and $7 million, respectively, for the year ended December 31, 2020. The impact of the error on previously reported total net sales and net earnings was inconsequential for the year ended December 31, 2022. The Company revised its consolidated financial statements as of December 31, 2022 and for the year ended December 31, 2021 in its Form 10-K for the year ended December 31, 2023 filed with the SEC on February 20, 2024.

The Committee, the Company’s outside legal counsel, and FW Cook performed an analysis of the impact that the immaterial restatement discussed immediately above (the “Immaterial Restatement”) had on the Company’s past and future payouts under its incentive compensation plans, and whether recovery of such incentive compensation payouts is required under its Dodd-Frank Clawback Policy. Because the Dodd-Frank Clawback Policy only applied to incentive compensation payments received after December 1, 2023, any incentive compensation received prior to such date would not be subject to recoupment under the policy. Accordingly, only annual and long-term incentive compensation received in early 2024 under the Company’s ICP and LTIP for financial performance of the Company against pre-established financial performance measures for the 2023 performance period (ICP) and 2021 – 2023 performance period (LTIP), would be subject to the policy. As noted above, the Committee determined that since the Immaterial Restatement did not impact the 2023 performance period (only impacting prior year periods 2020 through 2022), the receipt of annual incentive compensation under the ICP in early 2024 was not required to be recovered under the Dodd-Frank Clawback Policy. With respect to the receipt of LTIP, the payment of cash-based performance units (PUPs) in early 2024 was based on Company performance against pre-established financial performance measures for the 2021 – 2023 performance period. Based on Company financial performance resulting from the Immaterial Restatement against its performance targets during such performance period, it was determined that Company performance would have resulted in a maximum payout against target with or without the Immaterial Restatement. Therefore, because payment of PUPs was at maximum with giving effect to the Immaterial Restatement, no excess incentive compensation was received by the Section 16 executive officers based on the Immaterial Restatement, and therefore, no recovery was required under the Dodd-Frank Clawback Policy.

The receipt of performance share units (PSUs) under the LTIP in early 2024 was based on Company total shareholder return (TSR) relative to its peer group for the 2021 – 2023 performance period. The Company performed an analysis assessing the impact of the Immaterial Restatement on its TSR and the payouts associated with its TSR. After reviewing the relatively minor financial impacts to 2021 and 2022 performance the Committee reasonably estimated that the Immaterial Restatement was immaterial to the overall financial results of the Company during this period, and reasonably concluded that the restated financials resulting from the Immaterial Restatement would not have impacted the Company’s TSR and PSU payouts. Additionally, the Committee, after advice from the Company’s outside legal counsel and FW Cook, determined that the payouts would have been 200% of target regardless due to the high levels of Company financial performance even as restated. Therefore, because payment of PSUs was 200% of target without giving effect to the Immaterial Restatement, no excess PSUs were received by the Section 16 executive officers based on the Immaterial Restatement, and therefore, no recovery was required under the Dodd-Frank Clawback Policy.

Finally, a recovery analysis was also performed under the Company’s general employee incentive compensation recoupment policy discussed above, which has a one-year look back period. Because the general policy only mandates a clawback in the event of a full restatement of financials and the overall Company financial performance was nominally impacted for the 2022 performance period under the ICP and 2020 – 2022 performance period under the LTIP, the Committee determined that no excess incentive compensation was received by the Section 16 executive officers in early 2023 based on the Immaterial Restatement and therefore no recovery was required under the Company’s general employee incentive compensation recoupment policy.